Reinsurance (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Percentage of amount assumed to net	18.00%	20.40%	6.90%
Premiums earned	$ 8,382	$ 4,586	$ 3,454
Reinsurance ceded	1,602	1,293	651
Assumed from other companies	1,487	844	208
Net premiums	8,267	4,137	3,011
Life insurance in-force
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Gross amount	140,113	145,671	146,055
Ceded to other companies	109,867	23,081	22,146
Assumed from other companies	83	120	222
Net amount	$ 30,329	$ 122,710	$ 124,131
Percentage of amount assumed to net	0.30%	0.10%	0.20%
Life and annuity
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Percentage of amount assumed to net	24.20%	4.00%	0.20%
Premiums earned	$ 4,144	$ 1,996	$ 1,912
Reinsurance ceded	125	177	89
Assumed from other companies	1,284	76	3
Net premiums	$ 5,303	$ 1,895	$ 1,826
Health Insurance
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Percentage of amount assumed to net	931.60%	172.40%	213.20%
Premiums earned	$ 89	$ 163	$ 98
Reinsurance ceded	247	226	184
Assumed from other companies	177	150	162
Net premiums	$ 19	$ 87	$ 76
Property and casualty
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Percentage of amount assumed to net	0.90%	28.70%	3.90%
Premiums earned	$ 4,149	$ 2,427	$ 1,444
Reinsurance ceded	1,230	890	378
Assumed from other companies	26	618	43
Net premiums	$ 2,945	$ 2,155	$ 1,109